INVENTORY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of inventory [Table Text Block]
	June 30, 2023	December 31, 2022
Raw materials and supplies	$1,669	$2,363
Finished goods	7,015	6,384
Total	$8,684	$8,747

	December 31, 2022	December 31, 2021
Thousands of United States dollars
Raw materials and supplies	3,153	899
Harvested cannabis	120	72
Work in progress	6	97
Finished goods	6,810	1,962
Total	10,089	3,030